Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ATHENA GOLD CORP.
Entity Central Index Key	0001304409
Entity Tax Identification Number	90-0775276
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2010 A Harbison Drive, #312
Entity Address, City or Town	Vacaville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95687
City Area Code	707
Local Phone Number	291-6198
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false